Equity	3 Months Ended	8 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity
Equity

Note 11 — Equity

The total number of shares which the Company shall have the authority to issue is five hundred and ten million (510,000,000) shares, which include 50,000,000 shares of Class A common stock, par value $0.0001 per share, 450,000,000 shares of Class B common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. Holders of shares of Common Stock will exclusively possess all voting power with respect to the Company and are entitled vote on all matters submitted to the Company’s stockholders for their vote or approval. Each share of Class A Common Stock has the voting power of twenty-five votes and each share of Class B Common Stock has the voting power of one vote. As a result of the Merger as described in Note 13, all share and per share data has been retroactively restated to reflect the current capital structure of the Company.

As of March 31, 2025 and December 31, 2024, 1,000,000 shares of Series A Preferred Stock, 6,535,014 shares of Class A Common Stock and 1,531,864 shares of Class B Common Shares were issued and outstanding.

Note 4 – Shareholder Equity

Preferred Shares

The Company is authorized to issue 10,000,000 preferred shares with a par value of $0.0001 and with such designations, voting, limitation, and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024, there were no preferred shares issued or outstanding.

Class A Ordinary shares

The Company is authorized to issue 50,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class A ordinary shares. As of December 31, 2024, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary shares

The Company is authorized to issue 450,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to five votes for each share of Class B ordinary shares. As of December 31, 2024, there were 100 Class B ordinary shares issued and outstanding.

Except as otherwise required by law or in the Bylaws, the holders of shares of Class A Common Stock and Class B Common Stock shall (a) at all times vote together as a single class on all matters (including the election of directors) submitted to a vote or for the consent (if action by written consent of the stockholders is permitted at such time under this Certificate of Incorporation) of the stockholders of the Company, (b) be entitled to notice of any stockholders' meeting in accordance with the Bylaws of the Company and (c) be entitled to vote upon such matters and in such manner as may be provided by General Corporation Law of the State of Delaware (the “DGCL”). Except as otherwise expressly provided herein or required by the DGCL, each holder of Class A Common Stock shall have the right to one (1) vote per share of Class A Common Stock held of record by such holder and each holder of Class B Common Stock shall have the right to five (5) votes per share of Class B Common Stock held of record by such holder.